Nature of Operations and Continuance of Business	12 Months Ended
Dec. 31, 2012
Nature of Operations and Continuance of Business
Nature of Operations and Continuance of Business

1.     Nature of Operations and Continuance of Business

Tombstone Exploration Corporation (the “Company”) was incorporated under the Canada Business Corporations Act on October 30, 1997 as 3430502 Canada Ltd.  On December 4, 1997, the Company changed its name to Four Crown Foods Inc., with its principal operations focused on the food and beverage retail business.  In April 2000, upon acquisition of the license rights to a domain registration, the Company discontinued its operations in the food and beverage retail industry and formally changed its name to Universal Domains Incorporated on June 5, 2000.  In 2001, the Company withdrew from the domain registration business and acquired 100% of the issued and outstanding common shares of VCL Communications Corp. (“VCL”), a teleconferencing services company that targeted clients throughout North America.  In November 2003, given the Company’s liabilities and the lack of profitability, the Company ceased all operations.

On September 20, 2004, the Company focused its operations on the exploration, development, production, and acquisition of crude oil and natural gas properties, changing its name to Pure Capital Incorporated.  On November 1, 2006, the Company commenced negotiations to acquire several mining and mineral right claims which was closed on December 4, 2006 where the Company acquired 100% of the mineral claims located in Tombstone, Arizona in exchange for $100,000 and the issuance of 8,000,000 common shares of the Company.  Effectively, on February 6, 2007, the Company changed its name to Tombstone Exploration Corporation to better reflect the Company’s current business objective and strategies.  The Company is an Exploration Stage Company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, Development Stage Entities.

These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has generated no revenues to date and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future.  As at December 31, 2012, the Company did not record any revenues, had a working capital deficit of $191,439 and an accumulated deficit of $22,850,201. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company’s plan of action over the next twelve months is to raise capital financing to conduct exploration and drilling on its mineral property claims held in Tombstone, Arizona as well as exploring for new mineral property claims in the United States.